INTANGIBLE ASSETS - Schedule of Capital Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of capital commitments [line items]
Contractual commitments for acquisition of intangible assets	$ 31	$ 82
Less than 1 year
Disclosure of capital commitments [line items]
Contractual commitments for acquisition of intangible assets	31	77
Between 1 and 5 years
Disclosure of capital commitments [line items]
Contractual commitments for acquisition of intangible assets	$ 0	$ 5